Operating Segments	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Segment Reporting [Abstract]
Operating Segments
16.	Operating Segments:
The Corporation measures its performance based on a single segment, which is the consolidated level used in internal management reports that are reviewed by the Corporation’s Chief Operating Decision Maker.

a)	Geographical information:
Revenue is attributed to geographical locations based on the origin of customers’ location:

	Three-month periods ended
	June 30, 2022	June 30, 2021
Canada	$5,056,502	$2,283,224
United States	10,931,537	7,559,218
Other countries	284,189	236,067

	$16,272,228	$10,078,509

Long-lived assets of the Corporation are located in the following geographical location:

	June 30, 2022	March 31, 2022
Canada	$308,743	$20,724,674
United States	1,103,580	723,449

Total property, plant and equipment	$1,412,323	$21,448,123

	June 30, 2022	March 31, 2022
Canada	$2,066,151	$2,353,054
United States	18,947,802	19,301,981

Total intangible assets	$21,013,953	$21,655,035

	June 30, 2022	March 31, 2022
Canada	$2,550,785	$2,625,851
United States	19,542,437	19,542,437

Total goodwill	$22,093,222	$22,168,288

Assets held for sale by the Corporation are located in the following geographical location:

	June 30, 2022	March 31, 2022
Canada	$21,834,039	$—

Total assets held for sale	$21,834,039	$—

b)	Revenues
The Corporation derives revenue from the sales of goods which are recognized at a point in time as follows:

	Three-month periods ended
	June 30, 2022	June 30, 2021
Nutraceutical products	$5,126,114	$3,200,668
Cannabis and hemp products	2,699,970	939,065
Food and beverages products	8,142,014	5,647,427
Innovation products	—	34,480

	$15,968,098	$9,821,640

23.	Operating Segments:
The Corporation measures its performance based on a single
segment, which is the consolidated level, as the previous segment income (loss) before corporate expenses is not used in internal management reports that are reviewed by the Corporation’s Chief Operating Decision Maker, management believing that such information is no longer relevant in evaluating the results of the Corporation.

a)	Geographical information:
Revenue is attributed to geographical locations based on the origin of customers’ location:

	Years ended
	March 31, 2022	March 31, 2021
Canada	$12,447,125	$13,433,549
United States	35,330,138	20,857,092
Other countries	1,019,861	1,109,678

	$48,797,124	$35,400,319

b)	Information about major customers:
During the year ended March 31, 2022, the Corporation realized revenues amounting to $5,005,000 from one customer accounting for 10.26% of consolidated revenues. During the year ended March 31, 2021, the Corporation realized revenues amounting to $5,261,979 from one customer accounting for 14.86% of consolidated revenues.

c)	Revenues
The Corporation derives revenue from the sales of goods which are recognized at a point in time and the processing services which are recognized over time as follows:

	Years ended
	March 31, 2022	March 31, 2021
Recognized at a point in time
Nutraceutical products	$13,622,744	$12,183,362
Cannabis and hemp products	7,779,092	314,827
Food and beverages products	26,220,519	2,403,075
Innovation products	73,473	10,960,359

Recognized over time
Processing services	—	8,400,024

	$47,695,828	$34,261,647

d)	Geographical information on long-lived assets:
Long-lived assets of the Corporation are located in the following geographical location:

	March 31, 2022	March 31, 2021
Canada	$20,724,674	$35,644,781
United States	723,449	1,700,935

Total property, plant and equipment	$21,448,123	$37,345,716

	March 31, 2022	March 31, 2021
Canada	$2,353,054	$3,792,982
United States	19,301,981	22,163,848

Total intangible assets	$21,655,035	$25,956,830

	March 31, 2022	March 31, 2021
Canada	$2,625,851	$2,613,935
United States	19,542,437	22,839,437

Total goodwill	$22,168,288	$25,453,372